John Hancock Funds



                                  John Hancock
                               Managed Tax-Exempt
                                      Fund



                                  Final Report



                                December 6, 1996

                  John Hancock Funds - Managed Tax-Exempt Fund

                                    Trustees
                             Edward J. Boudreau, Jr.
                              Dennis S. Aronowitz *
                            Richard P. Chapman, Jr. *
                              William J. Cosgrove *
                               Douglas M. Costle *
                               Leland O. Erdahl *
                              Richard A. Farrell *
                                 Gail D. Fosler
                               William F. Glavin *
                                 Anne C. Hodsdon
                               Dr. John A. Moore *
                             Patti McGill Peterson *
                                 John W. Pratt *
                               Richard S. Scipione
                              Edward J. Spellman *
                        * Members of the Audit Committee
                                    Officers
                             Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                               Robert G. Freedman
                                Vice Chairman and
                            Chief Investment Officer
                                 Anne C. Hodsdon
                                    President
                                 James B. Little
                            Senior Vice President and
                             Chief Financial Officer
                                 Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                                Thomas H. Connors
                            Second Vice President and
                               Compliance Officer
                                    Custodian
                         Investors Bank & Trust Company
                                 89 South Street
                           Boston, Massachusetts 02111
                                 Transfer Agent
                   John Hancock Investor Services Corporation
                                  P.O. Box 9116
                        Boston, Massachusetts 02205-9116
                               Investment Adviser
                           John Hancock Advisers, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                              Principal Distributor
                            John Hancock Funds, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                                  Legal Counsel
                                  Hale and Dorr
                                 60 State Street
                           Boston, Massachusetts 02109

John Hancock Funds - Managed Tax-Exempt Fund

Statement of Assets and Liabilities
Final Report December 6, 1996* (Unaudited)
--------------------------------------------------------------------------------
Assets:
Investments at value - Note C:
 Tax-exempt long-term bonds (cost - $174,795,316)                  $187,808,349
Interest receivable                                                   2,584,030
Other assets                                                             18,019
                                                              ------------------
                                    Total Assets                    190,410,398
                                    --------------------------------------------
Liabilities:
Due to Custodian                                                      1,670,045
Payable to John Hancock Advisers, Inc.
 and affiliates - Note B                                                 95,241
Accounts payable and accrued expenses                                    85,085
                                                              ------------------
                                    Total Liabilities                 1,850,371
                                    --------------------------------------------
Net Assets:
Capital paid-in                                                     176,742,465
Accumulated net realized loss on investments and financial
 futures contracts                                                   (1,196,137)
Net unrealized appreciation of investments                           13,013,699
                                                              ------------------
                                    Net Assets                     $188,560,027
                                    ============================================
Net Asset Value Per Share:
         (Based on net asset values and shares of beneficial
          interest outstanding - unlimited number of shares
          authorized with no par value, respectively)
         Class A - $38,514,684 / 3,376,434                               $11.41
================================================================================
         Class B - $150,045,343 / 13,138,378                             $11.42
================================================================================
Maximum Offering Price  Per Share**
        Class  A - ($11.41 x 104.71%)                                    $11.95
================================================================================
* The net assets of the John Hancock Managed Tax-Exempt Fund ("the Fund") were merged into the John Hancock Tax-Free Bond Fund as of the close of business on December 6, 1996, and the Fund was subsequently terminated. The Statement of Assets and Liabilities reflects the Fund's position prior to the transfer of the net assets of and termination of the Fund. (See Note A to the Notes to Financial Statements)
** On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

                       See Notes to Financial Statements.

John Hancock Funds - Managed Tax-Exempt Fund

Statement of Operations
For the period November 1, 1996 to
December 6, 1996* (Unaudited)
--------------------------------------------------------------------------------
Investment Income:
Interest                                                             $1,237,017
                                                               -----------------

Expenses:
Distribution/service fee - Note B
  Class A                                                                11,747
  Class B                                                               150,446
Investment management fee - Note B                                      104,282
Transfer agent fee - Note B                                              22,394
Custodian fee                                                            11,134
Financial services fee - Note B                                           3,555
Trustees' fees                                                            1,280
Legal fees                                                                1,039
Miscellaneous                                                               125
Printing                                                                    120
Registration and filing fees                                                 32
                                                               -----------------
                         Total Expenses                                 306,154
                                                               -----------------
                         Net Investment Income                          930,863
                                                               -----------------

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments sold                                   (84,657)
Change in net unrealized appreciation/depreciation
 of investments                                                       1,109,552
                                                               -----------------

                         Net Realized and Unrealized Gain
                         on Investments                               1,024,895
                                                               -----------------
                         Net Increase in Net Assets
                         Resulting from Operations                   $1,955,758
                         =======================================================

* The net assets of the John Hancock Managed Tax-Exempt Fund ("the Fund") were merged into the John Hancock Tax-Free Bond Fund as of the close of business on December 6, 1996, and the Fund was subsequently terminated. The Statement of Operations reflects the Fund's position prior to the transfer of the net assets of and termination of the Fund. (See Note A to the Notes to Financial Statements)

                       See Notes to Financial Statements.

John Hancock Funds - Managed Tax-Exempt Fund

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                     FOR THE PERIOD
                                                                                   YEAR ENDED       NOVEMBER 1, 1996
                                                                                   OCTOBER 31,    TO DECEMBER 6, 1996
                                                                                       1996          (UNAUDITED)**
                                                                             ---------------------------------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment income                                                               $10,071,017            $930,863
Net realized gain (loss) on investments sold                                          1,821,398             (84,657)
Change in net unrealized appreciation/depreciation of investments                      (815,778)          1,109,552
                                                                             ---------------------------------------
                Net Increase in Net Assets Resulting from Operations                 11,076,637           1,955,758
                                                                             ---------------------------------------
Distributions to Shareholders:
Dividends from net investment income
  Class A - ($0.6221 and $0.0643 per share, respectively)                            (2,211,308)           (214,079)
  Class B - ($0.5441 and $0.0560 per share, respectively)                            (7,828,156)           (716,784)
Distributions from net realized gain on investments sold
  and financial futures contracts
  Class A - ($0.1114 and $0.1519 per share, respectively)                              (401,231)           (508,329)
  Class B - ($0.1114 and $0.1519 per share, respectively)                            (1,673,817)         (1,978,759)
                                                                             ---------------------------------------
                Total Distributions to Shareholders                                 (12,114,512)         (3,417,951)
                                                                             ---------------------------------------

From Fund Share Transactions - Net*                                                 (25,209,527)         (4,116,366)
                                                                             ---------------------------------------

Net Assets:
Beginning of period                                                                 220,385,988         194,138,586
                                                                             ---------------------------------------
End of period (including undistributed net investment income
  of $200,311 and none, respectively)                                              $194,138,586        $188,560,027
                                                                             =======================================

* Analysis of Fund Share Transactions:                                                         FOR THE PERIOD
                                                                  YEAR ENDED                  NOVEMBER 1, 1996
                                                                  OCTOBER 31,                TO DECEMBER 6, 1996
                                                                     1996                        (UNAUDITED)**
                                                       -------------------------------------------------------------
                                                              SHARES        AMOUNT          SHARES          AMOUNT
                                                              ------        ------          ------          ------
CLASS A
Shares sold                                                   232,661     $2,662,765         17,105        $163,437
Shares issued to shareholders in reinvestment of
  distributions                                               131,368      1,512,353         40,314         462,658
                                                       -------------------------------------------------------------
                                                              364,029      4,175,118         57,419         626,095
Less shares repurchased                                      (498,225)    (5,731,458)      (212,606)     (2,458,373)
                                                       -------------------------------------------------------------
Net decrease                                                 (134,196)   ($1,556,340)      (155,187)    ($1,832,278)
                                                       =============================================================
CLASS B
Shares sold                                                   566,925     $6,533,314         17,001        $187,567
Shares issued to shareholders in reinvestment
  of distributions                                            421,365      4,854,886        134,782       1,547,489
                                                       -------------------------------------------------------------
                                                              988,290     11,388,200        151,783       1,735,056
Less shares repurchased                                    (3,045,657)   (35,041,387)      (347,283)     (4,019,144)
                                                       -------------------------------------------------------------
Net decrease                                               (2,057,367)  ($23,653,187)      (195,500)    ($2,284,088)
                                                       =============================================================

* The net assets of the John Hancock Managed Tax-Exempt Fund ("the Fund") were merged into the John Hancock Tax-Free Bond Fund as of the close of business on December 6, 1996, and the Fund was subsequently terminated. The Statement of Changes in Net Assets reflects the Fund's position prior to the transfer of the net assets of and termination of the Fund. (See Note A to the Notes to Financial Statements)

                       See Notes to Financial Statements.

John Hancock Managed Tax-Exempt Fund
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are as follows:



                                                                  -------------------------------------------   -----------------
                                                                            Year ended October 31,                 For the period
                                                                  -------------------------------------------     November 1, 1996
                                                                                                                to December 6, 1996
                                                                   1993        1994        1995        1996         (Unaudited)
                                                                  -------     -------     -------     -------   -------------------
Class A
Per Share Operating Performance
     Net Asset Value, Beginning of Period                         $ 11.12     $ 12.13     $ 10.79     $ 11.56         $ 11.51
                                                                  -------     -------     -------     -------         -------
     Net Investment Income                                           0.70        0.64        0.63        0.62(e)         0.06(e)
     Net Realized and Unrealized Gain (Loss) on Investments
       and Financial Futures Contracts                               1.05       (1.25)       0.77        0.06            0.05
                                                                  -------     -------     -------     -------         -------
        Total from Investment Operations                             1.75       (0.61)       1.40        0.68            0.11
                                                                  -------     -------     -------     -------         -------
      Less Distributions:
     Dividends from Net Investment Income                           (0.70)      (0.64)      (0.63)      (0.62)          (0.06)
     Distributions from Net Realized Gain on Investments Sold
       and Financial Futures Contracts                              (0.04)      (0.09)       --         (0.11)          (0.15)
                                                                  -------     -------     -------     -------         -------
        Total Distributions                                         (0.74)      (0.73)      (0.63)      (0.73)          (0.21)
                                                                  -------     -------     -------     -------         -------
     Net Asset Value, End of Period                               $ 12.13     $ 10.79     $ 11.56     $ 11.51         $ 11.41(f)
                                                                  =======     =======     =======     =======         =======

     Total Investment Return at Net Asset Value(c)                  16.10%      (5.22%)     13.30%       6.11%           0.99%
     Total Adjusted Investment Return at Net Asset Value(c)(d)      15.77%      (5.29%)     13.28%       6.06%           --

Ratios and Supplemental Data
     Net Assets, End of Period (000's omitted)                    $14,244     $20,098     $42,384     $40,643         $38,515
     Ratio of Expenses to Average Net Assets                         0.70%       0.95%       1.06%       1.06%           1.05%
     Ratio of Adjusted Expenses to Average Net Assets(b)             1.03%       1.02%       1.11%       1.11%           --
     Ratio of Net Investment Income to Average Net Assets            5.98%       5.52%       5.53%       5.43%           5.43%
     Ratio of Adjusted Net Investment Income to Average Net
       Assets(b)                                                     5.65%       5.42%       5.48%       5.38%           --
     Portfolio Turnover Rate                                           23%         59%        104%         69%              0%
     Expense Reimbursement per share                              $  0.04     $  0.01     $  0.01     $  0.01            --

* On an annualized basis.
** Not annualized.
(a) Class A shares commenced operations on January 3, 1992.
(b) On an unreimbursed basis. (Unaudited)
(c) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(d) An estimated total return calculation which takes into consideration fees and expenses waived or borne by the Adviser during the periods shown. (e) On average month end shares outstanding.
(f) Net asset value per share before the merger of assets to the John Hancock Tax-Free Bond Fund and the termination of the Fund (See Note A to the Notes to Financial Statements.)

                       See Notes to Financial Statements.

John Hancock Managed Tax-Exempt Fund
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are as follows:

                                                                  ---------------------------------------------  -------------------
                                                                               Year ended October 31,              For the period
                                                                  ---------------------------------------------    November 1, 1996
                                                                                                                 to December 6, 1996
                                                                   1993         1994         1995         1996       (Unaudited)
                                                                  -------      -------      -------     -------  -------------------
Class B
Per Share Operating Performance
     Net Asset Value, Beginning of Period                         $ 11.12      $ 12.13      $ 10.79     $ 11.57        $ 11.51
                                                                  -------      -------      -------     -------        -------
     Net Investment Income                                           0.64         0.56         0.55        0.55(d)        0.05
     Net Realized and Unrealized Gain (Loss) on Investments
       and Financial Futures Contracts                               1.05        (1.25)        0.78        0.04           0.06
                                                                  -------      -------      -------     -------        -------
        Total from Investment Operations                             1.59        (0.69)        1.33        0.59           0.12
                                                                  -------      -------      -------     -------        -------
      Less Distributions:
     Dividends from Net Investment Income                           (0.64)       (0.56)       (0.55)      (0.54)         (0.05)
     Distributions from Net Realized Gain on Investments Sold
       and Financial Futures Contracts                              (0.04)       (0.09)        --         (0.11)         (0.15)
                                                                  -------      -------      -------     -------        -------
        Total Distributions                                         (0.68)       (0.65)       (0.55)      (0.65)         (0.20)
                                                                  -------      -------      -------     -------        -------
     Net Asset Value, End of Period                               $ 12.13      $ 10.79      $ 11.57     $ 11.51        $ 11.42(e)
                                                                  =======      =======      =======     =======        =======

     Total Investment Return at Net Asset Value(b)                  15.51%       (5.85%)      12.63%       5.30%          1.01%
     Total Adjusted Investment Return at Net Asset Value(b)(c)      15.18%       (5.92%)      12.61%       5.25%          --

Ratios and Supplemental Data
     Net Assets, End of Period (000's omitted)                    $256,342     $217,006     $178,002    $153,496       $150,045
     Ratio of Expenses to Average Net Assets                         1.23%        1.62%        1.73%       1.73%          1.76%
     Ratio of Adjusted Expenses to Average Net Assets(a)             1.56%        1.69%        1.78%       1.78%          --
     Ratio of Net Investment Income to Average Net Assets            5.49%        4.84%        4.92%       4.75%          4.77%
     Ratio of Adjusted Net Investment Income to Average Net
       Assets(a)                                                     5.16%        4.77%        4.87%       4.70%          --
     Portfolio Turnover Rate                                           23%          59%         104%         69%             0%
     Expense Reimbursement per share                              $  0.04      $  0.01      $  0.01     $  0.01           --

(a) On an unreimbursed basis. (Unaudited)
(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(c) An estimated total return calculation which takes into consideration fees and expenses waived or borne by the Adviser during the periods shown.
(d) On average month end shares outstanding.
(e) Net asset value per share before the merger of assets to the John Hancock Tax-Free Bond Fund and the termination of the Fund (See Note A to the Notes to Financial Statements.)

                       See Notes to Financial Statements.

John Hancock Managed Tax-Exempt Fund

Schedule of Investments
December 6,1996 (Unaudited)
---------------------------

                                                            INTEREST   MATURITY   S&P***      PAR VALUE                    YIELD AT
ISSUER DESCRIPTION                                            RATE       DATE     RATING   (000'S OMITTED)   MARKET VALUE  MARKET +
---------------------------                                 -------    --------   -------  ---------------   ------------  --------
TAX-EXEMPT LONG-TERM BONDS
Alabama (2.69%)
Birmingham, City of,
  GO Iss of 1989                                             7.350%    03-01-14     AA*       $   750        $   800,842     6.88%
Citronelle Industrial Development Board,
  Poll Control Rev Stauffer Chemical Co Proj 1982            8.000     12-01-12     A1*           500            554,145     7.22
Mobile Industrial Development Board,
  Solid Waste Disp Rev Ref Mobile Energy Serv Co Proj 1995   6.950     01-01-20     BBB-        3,500          3,718,470     6.54
                                                                                                             -----------
                                                                                                               5,073,457
                                                                                                             -----------
Alaska (1.73%)
Alaska Housing Finance Corp,
  Coll Home Mtg Ser B-1 GNMA Coll                            7.650     06-01-24     AAA         2,000          2,109,720     7.25
  Coll Home Mtg Ser B-2 GNMA Coll                            7.875     06-01-24     AAA            50             50,195     7.84
Valdez Alaska Marine Terminal,
  Rev Ref Sohio Pipe Line Co Proj Ser 1985                   7.125     12-01-25     AA          1,000          1,110,560     6.42
                                                                                                             -----------
                                                                                                               3,270,475
                                                                                                             -----------
Arizona (1.26%)
Arizona Municipal Financing Program,
  Cert of Part Ser 25                                        7.875     08-01-14     AAA         1,000          1,279,830     6.15
Pima, County of,
  Swr Rev Ref Ser 1991 PreRef                                6.750     07-01-15     AAA           460            508,259     6.11
  Swr Rev Ref Ser 1991 Unref Bal                             6.750     07-01-15     AAA           540            589,156     6.19
                                                                                                             -----------
                                                                                                               2,377,245
                                                                                                             -----------
Arkansas (.33%)
Arkansas Develpment Finance Auth,
  Single Family Mtg Rev Ref Ser 1991 A                       8.000     08-15-11     AA            575            620,172     7.42
                                                                                                             -----------

California (8.23%)
California, State of,
  GO Ser 1995                                                5.900     03-01-25     AAA         2,490          2,527,972     5.81
Central Valley Financing Auth,
  Cogeneration Proj Rev Carson Ice Gen Proj Ser 1993         6.200     07-01-20     BBB-        2,000          2,014,400     6.16
Sacramento Cogeneration Auth,
  Cogeneration Proj Rev Proctor & Gamble  Proj               6.500     07-01-21     BBB-        4,500          4,652,640     6.29
Sacramento Municipal Utilities District,
  Ind'l Devel Rev Ref San Diego Gas & Electric Ser C Inflos  8.919#    08-15-18     AAA         1,000          1,102,500     8.04
San Joaquin Hills Transportation Corridor Agency,
  Toll Road Rev Sr Lien Cap Apprec                           Zero      01-01-19     BBB*        5,000          1,271,900     6.30
  Toll Road Rev Sr Lien Cap Apprec                           Zero      01-01-14     BBB*        5,000          1,748,800     6.25
Santa Ana Financing Auth,
  Lease Rev Police Admin & Holding Facil Ser A               6.250     07-01-19     AAA         2,000          2,203,480     5.67
                                                                                                             -----------
                                                                                                              15,521,692
                                                                                                             -----------
Colorado (5.02%)
Arapahoe County Capital Improvement Trust Fund,
  Highway Rev Current Ser E-470 Remarketed 8-31-95           6.950     08-31-20     BAA*        6,000          6,576,120     6.34
Colorado Housing Finance Auth,
  Single Family Prog Sr Iss A-2                              7.625     08-01-17     AA            890            934,384     7.26
  Single Family Residential Rev Ser C                        8.750     09-01-17     AA*           370            386,398     8.38
Douglas County School District No. Re. 1,
  Douglas and Elbert Counties Imp Ser 1994A                  6.400     12-15-11     AAA         1,400          1,571,206     5.70
                                                                                                             -----------
                                                                                                               9,468,108
                                                                                                             -----------

                       See Notes to Financial Statements.


Delaware (1.17%)
Delaware State Economic Development Auth,
  Rev Ref Poll Control Delmarva Pwr Proj Ser B          6.750%       05-01-19       AAA       $2,000       $2,214,520        6.10%
                                                                                                          -----------
Florida (7.33%)
Broward, County of,
  Resource Recovery Rev Ser 1984 Ses Broward Co.
    L.P. South Proj                                     7.950        12-01-08       A-         4,265        4,691,500        7.23
Citrus, County of,
  Poll Control Ref Rev Ser 1992A Florida
  Pwr Corp Crystal Rvr Pwr Plant Proj                   6.625        01-01-27       A+         1,250        1,337,575        6.19
Hernando, County of,
  Criminal Justice Complex Rev Ser 1986                 7.650        07-01-16       AAA          500          637,000        6.00
Lee, County of,
  Hosp Board of Directors Hosp Rev Inflos               9.418#       04-01-20       AAA        2,000        2,257,500        8.48
Orange County Health Facilities Auth,
  Hosp Rev Orlando Regional Medical Center              9.121#       10-29-21       AAA        1,000        1,200,000        7.58
Tampa, City of,
  Cap Imp Prog Rev Ser B Iss of 1988                    8.375        10-01-18       BBB        3,500        3,701,355        7.92
                                                                                                          -----------
                                                                                                           13,824,930
                                                                                                          -----------
Illinois (4.01%)
Illinois Health Facilities Auth,
  Rev Methodist Hlth Serv Corp Ser 1991 B, RIB          9.943#       05-18-21       AAA        1,000        1,157,500        8.58
  Rev Swedish-American Hosp                             7.400        04-01-20       AAA          750          831,945        6.67
Metropolitan Pier and Exposition Auth,
  Dedicated State Tax Rev Ref Ser 1996A
    McCormick Place Exposition Proj                     5.250        06-15-27       AAA        1,500        1,406,970        5.60
  Hosp Facil Rev Ser 1996A McCormick Place
    Convention Complex                                  7.000        07-01-26       BBB-       3,750        4,155,188        6.32
                                                                                                          -----------
                                                                                                            7,551,603
                                                                                                          -----------
Kansas (1.07%)
Sedgwick, County of,
  GNMA Coll Mtg Ln Rev Ser C                            8.625        11-01-18       AAA        1,930        2,013,743        8.27
                                                                                                          -----------
Louisiana (3.31%)
Calcasieu Parish Public Trust Auth,
  Mtg Rev Ref 1991 Ser A                                7.750        06-01-12       A1-          450          477,837        7.30
De Soto, Parish of,
  Rev Environ Impt Rev Int'l Paper Co Proj Ser A        7.700        11-01-18       A-         2,750        3,141,517        6.74
  Rev Environ Impt Rev Int'l Paper Co Proj Ser B        6.550        04-01-19       A-         2,500        2,616,950        6.26
                                                                                                          -----------
                                                                                                            6,236,304
                                                                                                          -----------
Maine (.69%)
Maine State Housing Auth,
  Mtg Purchase Ser A-3                                  7.800        11-15-15       AA-        1,250        1,302,425        7.49
                                                                                                          -----------
Massachusetts (5.82%)
Massachusetts Health and Educational
  Facilities Auth,
  Rev St. Elizabeth's Hosp of Boston Ser E              9.943#       08-12-21       AAA        1,000        1,152,500        8.48
  Rev Worcester Polytechnic Institute Ser E             6.750        09-01-11       A+         1,840        2,005,195        6.19
Massachusetts Housing Finance Agency,
  Hsg Rev Insured Rental Ser A                          6.650        07-01-19       AAA        5,500        5,704,435        6.41
  Single Family Hsg Ser 8                               7.700        06-01-17       A+         1,000        1,053,580        7.31
Massachusetts State Water Pollution Abatement Trust,
  Wtr Poll Rev South Essex Swr District Loan Proj
    1994 Ser A                                          6.375        02-01-15       AA-        1,000        1,066,990        5.97
                                                                                                          -----------
                                                                                                           10,982,700
                                                                                                          -----------
Michigan (2.33%)
Detroit, City of,
  GO Unltd Ser 1995 A                                   6.800        04-01-15       BBB        1,315        1,491,736        5.99
Michigan Housing Development Auth,
  Single Family Mtg Rev Ser A                           7.500        06-01-15       AA+        1,415        1,491,552        7.12
Michigan State Hospital Finance Auth,
  Hosp Rev Ref Ser 1995A Genesys Hlth Sys Oblig Group   8.100        10-01-13       BBB        1,250        1,401,638        7.22
                                                                                                          -----------
                                                                                                            4,384,926
                                                                                                          -----------

                       See Notes to Financial Statements.


Minnesota (.14%)
Minnesota Housing Finance Agency,
  Single Family Mtg 1990 Ser C                             7.700%        07-01-14        AA+      $   250   $   264,200      7.29%
                                                                                                            -----------
Nevada (1.37%)
Nevada Housing Division,
  Single Family Proj Sr Rev Ser 1989 Iss A-1               7.350         04-01-16        AA           890       924,069      7.08
  Single Family Proj Sr Rev Ser 1990 Iss C-1               7.850         10-01-15        AA           330       346,262      7.48
Nevada, State of,
  GO Ltd Tax Municipal Bond Bank Proj No. 38
    Ser A Unref Bal                                        6.750         07-01-09        AA            25        27,318      6.18
Reno, City of,
  Hosp Rev St. Mary's Regional Medical Center
    Ser A Preref Bal                                       7.750         07-01-07        AAA          720       772,920      7.22
  Hosp Rev St. Mary's Regional Medical Center
    Ser A Unref Bal                                        7.750         07-01-07        AAA          480       513,754      7.24
                                                                                                            -----------
                                                                                                              2,584,323
                                                                                                            -----------
New Jersey (.60%)
New Jersey Turnpike Auth,
  Turnpike Rev 1991 Ser C                                  6.500         01-01-16        AAA        1,000     1,131,200      5.75
                                                                                                            -----------
New York (18.74%)
Metropolitan Transportation Auth,
  Commuter Facil Rev Ser A                                 6.100         07-01-26        AAA        2,500     2,622,650      5.81
  Transit Facil Rev Ser J                                  6.500         07-01-18        AAA        1,000     1,097,020      5.93
New York Local Government Assistance Corp,
  Rev Ser 1991C                                            7.000         04-01-10        A          2,000     2,241,400      6.25
  Ser 1992 A Pub Benefit Corp                              6.875         04-01-19        A          2,000     2,257,960      6.09
New York State Dormitory Auth,
  City Univ Sys Consol Rev 2nd Generation Ser 1993A        5.750         07-01-09        BBB        1,000     1,009,760      5.69
  City Univ Sys Consol Rev 2nd Generation Ser 1993A        6.000         07-01-20        BBB        1,000     1,028,070      5.84
  State Univ Ed Facil Rev Ser 1990B                        7.000         05-15-16        BBB+       5,000     5,358,950      6.53
  State Univ Ed Facil Rev Ser 1993A                        5.500         05-15-13        BBB+       3,000     2,914,590      5.66
  State Univ Ed Facil Rev Ser 1993A                        5.500         05-15-19        BBB+       1,000       965,000      5.70
New York State Environmental Facilities Corp,
  State Wtr Poll Control Revolving Fund Rev Ser 1990 A     7.500         06-15-12        A            600       663,858      6.78
New York State Mortgage Agency,
  Homeowner Mtg Rev Ser BB-2                               7.950         10-01-15        AA*          560       581,890      7.65
New York State Urban Development Corp,
  Rev Ref Correctional Facil Proj Ser A                    5.500         01-01-14        BBB        2,800     2,721,432      5.66
Port Auth of New York and New Jersey,
  Spec Proj KIAC Partners Proj Ser 4                       6.750         10-01-19        BBB*       4,500     4,602,420      6.60
Triborough Bridge and Tunnel Auth,
  Rev Ref Ser 1987 L                                       8.000         01-01-07        A+           500       530,295      7.54
  Gen Purpose Rev Ser 1993                                  Zero         01-01-21        AAA        3,985     1,042,356      5.65
  Gen Purpose Rev Ser X                                    6.500         01-01-19        A+         1,250     1,351,675      6.01
  Gen Purpose Rev Ser Y                                    6.125         01-01-21        A+         4,000     4,353,760      5.63
                                                                                                            -----------
                                                                                                             35,343,086
                                                                                                            -----------
Ohio (4.44%)
Cleveland Ohio Public Power System,
  Elec Sys Rev First Mtg Ser 1994A                         7.000         11-15-16        AAA        5,860     6,695,226      6.13
Cuyahoga, County of,
  Hosp Imp Rev Deaconess Hosp of Cleveland Proj
    Ser 1985 B                                             7.450         10-01-18        A1*          750       851,175      6.56
  Hosp Rev Meridia Hlth Sys Ser 1991                       7.000         08-15-23        A            750       817,935      6.42
                                                                                                            -----------
                                                                                                              8,364,336
                                                                                                            -----------
Pennsylvania (5.23%)
Northumberland County Auth,
  Commonwealth Lease Rev Ser 1991                          6.250         10-15-09        AAA        1,000     1,079,160      5.79
Pennsylvania Economic Development Financing Auth,
  Rev Ser D Colver Proj                                    7.150         12-01-18        BBB-       5,000     5,254,700      6.80
Pennsylvania Turnpike Commission,
  Turnpike Rev Ser K                                       7.625         12-01-09        AAA          500       555,910      6.86
Philadelphia Hospitals and Higher Education
  Facilities Auth,
  Hosp Rev Children's Hosp Philadelphia Proj Ser A         7.875         07-01-08        AA           500       519,025      7.59
  Hosp Rev Ser 1993A Temple Univ Hosp Proj                 6.625         11-15-23        A-         2,375     2,456,534      6.41
                                                                                                            -----------
                                                                                                              9,865,329
                                                                                                            -----------

                       See Notes to Financial Statements.


Puerto Rico (.61%)
Puerto Rico Aqueduct and Sewer Auth,
  Ref Pars & Inflos Ser 1995 Gtd by the
  Commonwealth of Puerto Rico                             8.220#%       07-01-11        AAA        $ 1,000   $ 1,148,750      7.16%
                                                                                                             -----------
South Carolina (3.34%)
James Island Public Service District,
  Charleston County Swr Sys Ref                           7.500         06-01-18        AAA          1,250     1,370,300      6.84
Lexington County School District No. 1,
  Cert of Part 1989 Ser B Pelion High School Proj         7.650         09-01-09        AAA          1,145     1,252,309      6.99
Richland, County of,
  Poll Control Rev Union Camp Corp Proj Ser 1992 B        6.625         05-01-22        A*           2,460     2,604,058      6.26
  Poll Control Rev Union Camp Corp Proj Ser C             6.550         11-01-20        A-           1,000     1,064,520      6.15
                                                                                                             -----------
                                                                                                               6,291,187
                                                                                                             -----------
South Dakota (.58%)
South Dakota Health and Educational Facilities Auth,
  Rev Ser 1989 Sioux Valley Hosp Iss                      7.625         11-01-13        AA-             75        81,716      7.0
  Rev Ser 1989 Sioux Valley Hosp Iss                      7.625         11-01-13        AA-            925     1,003,005      7.03
                                                                                                             -----------
                                                                                                               1,084,721
                                                                                                             -----------
Tennessee (5.77%)
Eastside Utility District of Hamilton,
  Waterworks Rev Iss                                      6.750         11-01-11        BBB+         1,000     1,025,080      6.58
Humphreys County Industrial Development Board,
  Solid Waste Disposal Rev E.I. Dupont Denemours
  and Co Proj                                             6.700         05-01-24        AA-          6,500     6,985,745      6.23
Metropolitan Nashville and Davidson County
  Health and Facility Board,
  Rev Ref Vanderbilt Univ Ser A                           7.625         05-01-16        AA           1,750     1,848,438      7.22
Tennessee Housing Development Agency,
  Homeownership Program Proj J                            7.750         07-01-17        AA           1,000     1,015,440      7.63
                                                                                                             -----------
                                                                                                              10,874,703
                                                                                                             -----------
Texas (5.65%)
Austin, City of,
  Utility Sys Rev Ref Ser B                               7.800         11-15-12        A            1,000     1,077,640      7.24
Corpus Christi Housing Finance Corp,
  Single Family Mtg Sr Rev Ref Ser 1991 A                 7.700         07-01-11        AAA            650       696,767      7.18
El Paso Housing Finance Corp,
  Single Family Mtg Rev Ref Bonds 1991 Ser A              8.750         10-01-11        A*             575       621,690      8.09
Harris County Health Facilities Development Corp,
  Hosp Rev Ser 1988A Saint Luke's Episcopal Hosp Proj     8.250         02-15-08        AAA          1,475     1,646,189      7.39
Harris, County of,
  Criminal Justice Center                                 5.625         10-01-23        AAA          1,500     1,478,415      5.71
  Toll Road Untld Tax & Sub Lien Ref                      8.100         08-01-08        AAA            250       271,173      7.47
  Toll Road Untld Tax & Sub Lien Ref                      8.125         08-01-15        AAA            250       271,268      7.49
Houston, City of,
  Wtr and Swr Sys Rev Ref Prior Lien Ser B                6.750         12-01-08        A            1,500     1,632,465      6.20
North Central Texas Health Facilitities Development,
  Hospital Rev Baylor Univ Medical Center Ser 1991A       9.918#        05-15-16        AA           1,000     1,212,500      8.21
Texas, State of,
  Veterans' Land Board GO                                 7.125         12-01-09        AA           1,000     1,073,500      6.64
  Veterans' Land Board GO Preref                          8.250         12-01-10        AAA            610       678,491      7.42
                                                                                                             -----------
                                                                                                              10,660,098
                                                                                                             -----------
Utah (3.99%)
Intermountain Power Agency,
  Pwr Supply Rev Ref Ser B                                5.000         07-01-16        A+           1,935     1,774,260      5.45
  Pwr Supply Rev Ref Ser A                                5.000         07-01-21        A+           2,000     1,794,160      5.57
Salt Lake City Hospital,
  Ref Ref IHC Hosp Inc VRDN/RIB                           9.515#        05-15-20        AAA          1,500     1,732,500      8.35
  Rev Ref IHC Hosp Inc Ser B                              8.000         05-15-07        AA             350       374,535      7.48
  Rev Ref Ser A                                           8.125         05-15-15        AAA          1,000     1,203,880      6.75
Utah Housing Finance Agency,
  Single Family Mtg Sr 1990 Iss B-2                       7.700         07-01-15        AA             320       332,816      7.40
  Single Family Mtg Sr 1991 Iss B-1                       7.500         07-01-16        AA             300       315,594      7.13
                                                                                                             -----------
                                                                                                               7,527,745
                                                                                                             -----------


                       See Notes to Financial Statements.

Virginia (1.90%)
Arlington County Industrial Development Auth,
  Hosp Facil Rev Arlington Hosp Ser 1991 A                   7.125%        09-01-21       AAA*     $   500    $    564,850    6.31%
Fairfax County Industrial Develpment Auth,
  Rev RITES                                                  9.827#        08-29-23       AA         1,000       1,216,250    8.04
Fredericksburg Industrial Auth,
  Hosp Facil Rev                                             9.468#        08-15-23       AAA        1,500       1,807,500    7.86
                                                                                                               -----------
                                                                                                                 3,588,600
                                                                                                               -----------
Washington (1.66%)
Tacoma Electric System,
  Rev VRDN/RIBS Iss of 1991                                  8.942#        01-02-15       AAA        1,000       1,128,750    8.05
University of Washington,
  Housing & Dining Sys Rev Ser 1991                          7.000         12-01-21       AAA          750         837,420    6.27
Washington, State of,
  GO Ser A of 1990                                           6.750         02-01-15       AA         1,000       1,156,140    5.84
                                                                                                               -----------
                                                                                                                 3,122,310
                                                                                                               -----------
Wisconsin (.59%)
Sturgeon Bay Combined Utilities,
  Door County Combined Util Mtg Rev Prerefunded Ser 1990     7.500         01-01-10       AAA          770         860,860    6.71
  Door County Combined Util Mtg Rev Unrefunded Ser 1990      7.500         01-01-10       AAA          230         254,601    6.78
                                                                                                               -----------
                                                                                                                 1,115,461
                                                                                                               -----------



                TOTAL TAX-EXEMPT LONG-TERM BONDS
                              (Cost $174,795,316)                                                   (99.60%)  $187,808,349
                                                                                                   ========   ============


* Credit Ratings are rated by Moody's Investor Services, Fitch or John Hancock Advisers, Inc. where Standard & Poor's ratings are not available.
***Credit ratings are unaudited.
+ The yield is not calculated in accordance with guidelines established by the U.S. Securities Exchange Commission. Zero coupon yields are at yield to maturity.
# Represents rate in effect on December 06, 1996.
The percentages shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.
RIB - Residual Interest Bond.
VRDN - Variable Rate Demand Note.

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

Portfolio Concentration  (Unaudited)

     The Managed Tax-Exempt Fund invests primarily in securities issued by the various states and their various political subdivisions. The performance of the Fund is closely tied to economic conditions within the applicable states and the financial condition of the states and their agencies and municipalities. The concentration of investments by states and credit ratings for individual securities held by the Fund are shown in the schedule of investments. In addition, the concentration of investments can be aggregated by various sector categories.

     The table below shows the percentages of the Fund's investments at December 6, 1996 assigned to the various sector categories.

                                                 MARKET VALUE AS A PERCENTAGE OF
    SECTOR  DISTRIBUTION                              THE FUND'S NET ASSETS:
    --------------------                         -------------------------------

    General Obligation..........................               4.28%
    Revenue Bonds - Education...................               7.92
    Revenue Bonds - Electric Power..............              10.71
    Revenue Bonds - Health......................              15.18
    Revenue Bonds - Housing.....................              12.71
    Revenue Bonds - Industrial Development Bond                4.76
    Revenue Bonds - Other.......................              13.14
    Revenue Bonds - Pollution Control Facilities              13.96
    Revenue Bonds - Transportation..............              12.10
    Revenue Bonds - Water & Sewer...............               4.84
                                                            -------
                TOTAL TAX-EXEMPT LONG-TERM BONDS              99.60%
                                                            =======

                       See Notes to Financial Statements.

(UNAUDITED)
NOTE A --
ACCOUNTING POLICIES

Freedom Investment Trust (the "Trust") is a diversified open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of four series: John Hancock Managed Tax-Exempt Fund (the "Fund"), John Hancock Regional Bank Fund, John Hancock Disciplined Growth Fund, and John Hancock Financial Industries Fund. The other three series of the Trust are reported in separate financial statements. The investment objective of the Fund was to seek as high a level of current income exempt from Federal income tax as was consistent with preservation of capital, by investing primarily in municipal securities.

      The Trustees authorized the issuance of multiple classes of shares of the Fund, designated as Class A and Class B shares. The shares of each class represented an interest in the same portfolio of investments of the Fund and had equal rights to voting, redemptions, dividends, and liquidation, except that certain expenses, subject to the approval of the Trustees, may have been applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bore distribution and service expenses under terms of a distribution plan had exclusive voting rights to that distribution plan.

     On November 14, 1996 shareholders approved a vote on a proposed merger between the Fund and the John Hancock Tax-Free Bond Fund ("Tax-Free Bond Fund"). The reorganization provided for a transfer of substantially all the assets and liabilities of the Fund to the Tax-Free Bond Fund in exchange soley for shares of beneficial interest of Tax-Free Bond Fund. After the transaction and as of the close of business on December 6, 1996, the Fund was terminated. The financial statements presented herein reflect the position of the Fund prior to the exchange of net assets and termination of the Fund. Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio were valued on the basis of market quotations, valuations provided by independent pricing services or, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement. Aggregate cash balances were invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank received delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser was responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions were recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments were determined on the identified cost basis. FEDERAL INCOME TAXES The Fund's policy was to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investment, to its shareholders. Therefore, no federal income tax provision is required as of December 6,1996, the Fund's final tax year end. For federal income tax purposes, the Fund has $85,435 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. If such carryforward is used by the Fund, no capital gains distributions will be made. The carryforward expires on August 31, 2004. The unused capital loss carryforward as of December 6, 1996 was transferred to the John Hancock Tax-Free Bond Fund. These capital loss carryforward will be available, to the extent provided by regulations, to offset future net capital gains of the John Hancock Tax-Free Bond Fund. Expired capital loss carryforwards are reclassed to capital paid-in, on the year of expiration.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Interest income on investment securities was recorded on the accrual basis.

     The Fund recorded all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions were determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares were be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class as explained below.

EXPENSES The majority of the expenses of the Trust were directly identifiable to an individual fund. Expenses which were not readily identifiable to a specific fund were allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) were calculated at the Fund level and allocated daily to each class of shares based on the relative net assets of the respective classes. Distribution and service fees, if any, were calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

PREMIUM AND DISCOUNT For tax-exempt issues, the Fund amortized the amount paid in excess of par value on securities purchased from either the date of purchase or date of issue to date of sale, maturity or to next call date, if applicable. The Fund accreted original issue discount from par value on securities purchased from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code. The Fund recorded market discount on bonds purchased after April 30, 1993 at time of disposition.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues, and expenses of the Fund. Actual results could differ from these estimates.

FINANCIAL FUTURES CONTRACTS The Fund may have bought and sold financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund entered into a financial futures contract, it was be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin", equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract was valued at the official settlement price on the board of trade or U.S. commodities exchange on which it traded. Subsequent payments, known as "variation margin", to and from the broker were made on a daily basis as the market price of the financial futures contract fluctuated. Daily variation margin adjustments, arising from this "mark to market", were recorded by the Fund as unrealized gains or losses.

     When the contracts were closed, the Fund recognized a gain or loss. Risks of entering into futures contracts included the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could have been prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

     For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses could have been affected as a result of futures contracts.

     At December 6, 1996, there were no open positions in financial futures contracts.

NOTE B-
MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund paid a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.60% of the first $250,000,000 of the Fund's average daily net asset value, (b) 0.50% of the next $500,000,000, and (c) 0.45% of the Fund's average daily net asset value in excess of $750,000,000.

     John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser, and Freedom Distributors Corporation ("FDC") acted as Co-Distributors for shares of the Fund. For the period ended December 6, 1996, net sales charges received with regard to sales of Class A shares amounted to $603. Of this amount, $73 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $33 was paid as sales commissions to unrelated broker-dealers and $497 was paid as sales commissions to sales personnel of John Hancock Distributors, Inc. ("Distributors"), Tucker Anthony, Incorporated ("Tucker Anthony") and Sutro & Co., Inc. ("Sutro"), all of which are broker dealers. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company, is the indirect sole shareholder of Distributors and John Hancock Freedom Securities Corporation and its subsidiaries, which include FDC, Tucker Anthony and Sutro.

     Class B shares which were redeemed within six years of purchase were subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC were paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended December 6, 1996, the contingent deferred sales charges paid to JH Funds amounted to $30,737.

     In addition, to reimburse the Co-Distibutors for the services they provided as distributors of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund made payments to the Co-Distributors for distribution and service expenses, at an annual rate which did not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B average daily net assets to reimburse the Co-Distibutors for their distribution and service costs. Up to a maximum of 0.25% of such payments could have been service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

     The Fund had a transfer agent agreement with John Hancock Investor Services Corporation ("Investor Services"), a wholly-owned subsidiary of The Berkeley Financial Group. The Fund paid Investor Services a fee based on the number of shareholder accounts and certain out-of-pocket expenses.

     On August 27, 1996, the Board of Trustees approved retroactively to July 1, 1996, an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for 1996 was estimated to be at an annual rate of 0.01875% of the average net assets of the Fund.

     Mr. Edward J. Boudreau, Jr., Mr. Richard S. Scipione and Ms. Anne C. Hodsdon are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees was borne by the Fund. Effective with the fees paid for 1995, the unaffiliated Trustees could elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund made investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability were recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset were always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. At December 6, 1996, the Fund's investments to cover the deferred compensation liability had unrealized appreciation of $666.

NOTE C-
INVESTMENT TRANSACTIONS

     There were no purchases of long-term securities during the period ended December 6, 1996. Proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the period ended December 6, 1996, aggregated $4,901,893. There were no sales of obligations of the U.S. government and its agencies during the period ended December 6, 1996.

     The cost of investments owned at December 6, 1996, for federal income tax purposes was $174,795,316. Gross unrealized appreciation and depreciation of investments aggregated $13,087,662 and $74,629, respectively, resulting in net unrealized appreciation of $13,013,033.

NOTE D -
RECLASSIFICATION OF CAPITAL ACCOUNTS

     During the period ended December 6, 1996, the Fund has reclassified $200,311 from undistributed net investment income to accumulated net realized loss on investment sold. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of December 6, 1996. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights excludes these adjustments.

TAX INFORMATION NOTICE (Unaudited)

     For Federal income tax purposes, the following is furnished with respect to the distributions of the Fund during its fiscal year ended December 6,1996.

     The Fund distributed to shareholders of record on December 5, 1996 and paid on December 5, 1996, a long term capital gain dividend of $639,742. Shareholders will receive a 1996 U.S. Treasury Department form 1099-DIV in January 1997 representing their proportionate share.

     Income dividends for the Fund were 99.62% tax-exempt.